Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

9. Commitments and Contingencies

The Company currently has operating lease agreements with commitments for $605,000 through 2013 for laboratory and office facilities. Rent expense for the years ended December 31, 2012 and 2011 was $809,332 and $691,823, respectively.